Leases - Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 6,697	¥ 3,540
Interest expense (included in finance cost)	748	189
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	4,421
Comprehensive loss of leases	11,866	3,729
Office Building [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	4,723	¥ 3,540
Charging Stations [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 1,974